Inventories Net (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
At December 31, 2014 and December 28, 2013, the major classes of inventory were as follows:

In thousands	December 31, 2014	December 28, 2013
Raw materials and supplies	$58,951	$55,544
Work in process	19,151	19,102
Finished goods	95,599	81,428
Total	$173,701	$156,074